NOTES PAYABLE – WORKING CAPITAL (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jul. 26, 2021	Apr. 22, 2021
Short-Term Debt [Line Items]
Debt instrument, face amount						$ 151,688
Common stock shares issued	677,221		677,221	63,895
Warrants to purchase					1
Amortization of debt discount (premium)		$ 1,000,457	$ 1,000,457	$ 1,262,109
Loss on extinguishment of debt		1,376,756	1,376,756	725,723
Outstanding balance on working capital notes	601,466		602,643	3,879,428
Loss on extinguishment of debt		(1,376,756)	(1,376,756)	(725,723)
Short-Term Debt [Member]
Short-Term Debt [Line Items]
Share based compensation arrangement by share based payment awad, options, vestd in period, fair value				1,437,432
Amortization of debt discount (premium)				1,261,695
Notes payable [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount			60,000	$ 2,244,100
Debt instrument payment terms				mature in 30-180 days
Common stock shares issued				546,292
Warrants to purchase				662,713
Debt conversion, face value			1,950,224	$ 1,713,904
Stock Issued During Period, Shares, Other				96,336
Common stock issued to reduce debt			2,803,632	$ 2,691,940
Repayment of notes payable			$ 2,541,634
Short-Term Debt [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount	60,000
Short Term Debt One [Member]
Short-Term Debt [Line Items]
Debt conversion, face value	1,950,224
Loss on extinguishment of debt	(1,376,756)
Repayment of debt		$ 2,541,634
Loss on extinguishment of debt	1,376,756
Short Term Debt One [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Debt conversion, face value	2,803,632
Notes Payable
Short-Term Debt [Line Items]
Debt instrument default amonut	$ 600,000